Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue	€ 655,295,000	€ 667,010,000		€ 1,320,658,000	€ 908,019,000	€ 476,040,000
Direct and marketing expenses	(466,417,000)	(448,062,000)		(896,494,000)	(612,689,000)	(430,984,000)
Other Operating Income	5,293,000	4,997,000		8,042,000	0	0
General and administrative expenses	(72,455,000)	(79,060,000)		(149,859,000)	(114,538,000)	(69,967,000)
Transaction fees	(21,611,000)	0
Depreciation and amortization expense	(31,169,000)	(41,981,000)		(83,560,000)	(55,407,000)	(30,460,000)
Profit (Loss) from operations	68,936,000	102,904,000		198,787,000	125,385,000	(55,371,000)
Finance income	665,000	688,000		1,312,000	257,000	158,000
Finance expense	(663,000)	(5,755,000)		(6,370,000)	(10,991,000)	(7,735,000)
Gain on derivative contracts	1,712,000	0		15,830,000	0	0
Foreign exchange on revaluation of warrants and earnouts	(24,029,000)	0
Share based payment expense	(126,252,000)	0
Change in fair value of warrant liability	34,614,000	0
Change in fair value of earnout liability	194,936,000	0
Gain on bargain purchase	0	10,661,000		16,349,000	34,995,000	45,331,000
Profit (Loss) before taxation	149,919,000	108,498,000		225,908,000	149,646,000	(17,617,000)
Income tax expense/(benefit)	(14,582,000)	(6,011,000)		9,970,000	(429,000)	(333,000)
Profit (Loss) for the year attributable to owners of the parent	135,337,000	102,487,000		235,878,000	149,217,000	(17,950,000)
Foreign currency translation adjustment	(2,375,000)	(171,000)		(816,000)	(388,000)	1,046,000
Other comprehensive (loss)/income for the period	(2,375,000)	(171,000)		(816,000)	(388,000)	1,046,000
Total comprehensive income for the period attributable to owners of the parent	€ 132,962,000	€ 102,316,000		€ 235,062,000	€ 148,829,000	€ (16,904,000)
Weighted average shares outstanding, basic and diluted	489,266,292	462,979,116		472,171,426	462,967,450	458,274,730
Earnings per share, basic and diluted	€ 0.28	€ 0.22		€ 0.5	€ 0.32	€ (0.04)
Super Group (SGHC) Limited
Statements [Line Items]
General and administrative expenses			€ (1,427,970)
Profit (Loss) from operations			(1,427,970)
Finance expense			(27)
Profit (Loss) before taxation			(1,427,997)
Income tax expense/(benefit)			0
Profit (Loss) for the year attributable to owners of the parent			(1,427,997)
Other comprehensive (loss)/income for the period			0
Total comprehensive income for the period attributable to owners of the parent			€ (1,427,997)
Weighted average shares outstanding, basic and diluted			1
Earnings per share, basic and diluted			€ (1,427,997)